Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	PROFIRE ENERGY, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36378
Entity Tax Identification Number	20-0019425
Entity Address, Address Line One	321 South 1250 West
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Lindon
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84042
City Area Code	801
Local Phone Number	796-5127
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common, $0.001 Par Value
Trading Symbol	PFIE
Security Exchange Name	NASDAQ
Entity Central Index Key	0001289636
Amendment Flag	false